1933 Act File No. 33-12322
                                                   1940 Act File No. 811-5035

                              SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                       ------

     Pre-Effective Amendment No.         ..............................

     Post-Effective Amendment No.   20   ..............................X
                                  -------                              ------

                                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

     Amendment No.    15    .......................................X
                   ---------                                       ------

                          FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

                      (Exact Name of Registrant as Specified in Charter)

                                  Federated Investors Funds
                                     5800 Corporate Drive

                             Pittsburgh, Pennsylvania 15237-7000
                           (Address of Principal Executive Offices)

                                        (412) 288-1900

                               (Registrant's Telephone Number)

                                 John W. McGonigle, Esquire,
                                  Federated Investors Tower,

                             Pittsburgh, Pennsylvania 15222-3779
                           (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on February 28, 1998, pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i)

 X on February 28, 1999 pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph
    (a)(i) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                          Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, LLP

2101 L Street, N.W.
Washington, D.C.  20037

Prospectus

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

A money market mutual fund seeking high current income consistent with stability of principal and liquidity by investing only in a portfolio of short-term U.S. government securities maturing in 13 months or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

                           Contents
                           Risk/Return Summary

                           What are the Fund's Fees and Expenses?
                           What are the Fund's Investment Strategies?
                           What are the Principal Securities in Which the Fund Invests?
                           What are the Specific Risks of Investing in the Fund?
                           What do Shares Cost?
                           How is the Fund Sold?
                           How to Purchase Shares
                           How to Redeem Shares
                           Account and Share Information
                           Who Manages the Fund?
                           Financial Information

   February 28, 1999

7

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is high current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

This investment objective cannot be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

THE GRAPHIC PRESENTATION DISPLAYED HERE CONSISTS OF A BAR CHART REPRESENTING THE ANNUAL TOTAL RETURNS OF FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST AS OF THE CALENDAR YEAR-END FOR EACH OF 10 YEARS. THE `Y' AXIS REFLECTS THE "% TOTAL RETURN" BEGINNING WITH 0.00% AND INCREASING IN INCREMENTS OF 1.00% UP TO 10.00%. THE `X' AXIS REPRESENTS CALENDAR PERIODS FROM THE FOR THE LAST TEN CALENDAR YEARS OF THE FUND, BEGINNING WITH THE EARLIEST YEAR, 12/31/88. THE LIGHT GRAY SHADED CHART FEATURES 10 DISTINCT VERTICAL BARS, EACH SHADED IN CHARCOAL, AND EACH VISUALLY REPRESENTING BY HEIGHT THE TOTAL RETURN PERCENTAGES FOR THE CALENDAR YEAR STATED DIRECTLY AT ITS BASE. THE CALCULATED TOTAL RETURN PERCENTAGE FOR THE FUND FOR EACH CALENDAR YEAR IS STATED DIRECTLY AT THE TOP OF EACH RESPECTIVE BAR, FOR THE CALENDAR YEARS 1988 THROUGH 1997. THE PERCENTAGES NOTED ARE: 7.47%, 9.17%, 8.11%, 5.93%, 3.64%, 2.95%, 3.99%, 5.72%, 5.10% AND
5.24%. THE BAR CHART SHOW THE VARIABILITY OF THE FUND'S ACTUAL TOTAL RETURNS ON A YEARLY BASIS. THE FUND'S SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). HENCE, THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON THE NET ASSET VALUE. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 2.34% (QUARTER ENDED JUNE 30, 1989). ITS LOWEST QUARTERLY RETURN WAS 0.72% (QUARTER ENDED JUNE 30, 1993).

Average Annual Total Return

                                         1 Year           5 Years     10 Years
Fund                                     5.24%            4.60%

THE FUND'S 7-DAY NET YIELD AS OF 12/31/98* WAS ___%.

*INVESTORS MAY CALL THE FUND TO ACQUIRE THE CURRENT 7-DAY NET YIELD BY CALLING 1-800-341-7400. PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL REWARDS.

WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a            None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of          None
original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and None other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if            None
applicable)
Exchange Fee                                                      None

Annual Fund Operating Expenses (Before Waivers)(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF
AVERAGE NET ASSETS)
Management Fee(2)                                                 0.40%
Distribution (12b-1) Fee                                          None
Shareholder Services Fee(3)                                       0.25%
Other Expenses

                                                                  %
Total Annual Fund Operating Expenses
                                                                  %

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended December 31, 1998.
   Waiver of Fund Expenses

                                                                  %
   Total Actual Annual Fund Operating Expenses (after waivers)
                                                                  %

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary reduction) was % for the year ended December 31, 1998.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was % for the year ended December 31, 1998.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year      1 Year      1 Year     3 Years
                                   $81        $252        $439        $978









WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The average maturity of the Fund's portfolio will be 90 days or less.

The Adviser targets an average portfolio maturity range by assessing likely movements in interest rates based upon general economic and market conditions. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to lengthen or shorten the portfolio's average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

     U.S. Treasury and government agency securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of U.S. government securities.

TREASURY SECURITIES are direct obligations of the federal government of the United States.

AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

REPURCHASE AGREEMENTS are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. government money market fund are described below.

credit risk

Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer.

The lower the credit rating, the greater the credit risk.

Market Risk

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals.

     The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o.......Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. Eastern time. You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. Eastern time. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o       Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.

By Wire Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

   Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARINGhOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Redemption requests received by the Fund before 3:00 p.m. (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

   Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street

   Rockland, MA 02370-3317 All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed; and

o       signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last thirty days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your purchase to clear;

o       during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

confirmations and ACCOUNT STATEMENTS

You will receive confirmations of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividend and capital gains distributions are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Research. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburses the Fund for certain operating expenses.

Year 2000 Readiness

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this Prospectus.

(To be filed by amendment)

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

Prospectus dated February 28, 1999

A Statement of Additional Information (SAI) dated February 28, 1999, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-5035
CUSIP 313905101

8020102A (2/99)

Statement of Additional Information

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Short-Term U.S. Government Trust dated February 28, 1999.

Obtain the prospectus without charge by calling 1-800-341-7400.

   February 28, 1999

                           Contents
                           How is the Fund Organized?
                           Securities in Which the Fund Invests
                           How is the Fund Sold?
                           Subaccounting Services
                           Redemption in Kind
                           Massachusetts Partnership Law
                           Account and Share Information
                           Tax Information
                           Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                           Who is Federated Investors, Inc.?
                           Addresses

CUSIP 313905101

8020102B (2/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on February 2, 1987.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Fixed income securities

    Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

Treasury securities

    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.

Agency securities

    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risk, but not as low as Treasury securities.

    The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Mortgage backed securities

    Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Zero Coupon Securities

    Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, or PIK, securities.

Special Transactions

Repurchase Agreements

    Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

    Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse Repurchase Agreements are subject to credit risk. In addition, Reverse Repurchase Agreements create leverage risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

    Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

    The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to market risks and credit risks.

Asset Coverage.

     In order to secure its obligations in connection with when-issued, and delayed-delivery transactions, the Fund will "cover" such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities; entering into an offsetting transaction; or segregating, earmarking, or depositing into an escrow account readily marketable securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts. As a result, use of these instruments will impede the Fund's ability to freely trade the assets being used to cover them, which could result in harm to the Fund.

INVESTMENT RISKS

There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INVESTMENT RISKS

Credit Risk

o Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

o Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

Market Risk

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

leverage risk

o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Prepayment risks

o Generally, homeowners have the options to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities.

Issuing Senior Securities and Borrowing Money

The Trust will not issue senior securities. The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any such borrowings would not be collateralized.

Pledging Assets

The Trust will not pledge securities except that it may enter into reverse repurchase agreements permitted by its investment objective and policies.

Lending Cash or Securities

The Trust will not lend any assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Trust from purchasing or holding U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.

Acquiring Securities

The Trust will not acquire the voting securities of any issuer, except as a part of a merger, consolidation, reorganization, or acquisition of assets.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities" as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Commodities

The Trust will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Trust will not purchase or sell real estate.

Underwriting

The Trust will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Trust will not invest 25% or more of the value of its total assets in any one industry. However, the Trust may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States, or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Trust will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States, or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

Investing in Illiquid Securities

The Trust will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days after notice.

Investing in Securities of Other Investment Companies

The Trust will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

Investing for Control

The Trust will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the above limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Trust did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Regulatory Compliance

The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Trust will determine the effective maturity of its investments according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The  Trustees  have decided  that the best method for  determining  the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment
Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

As of December 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Union Planters Bank, Belleville, IL owned approximately 26,377,090 (7.69%), Heritage Bremen Bank &Trust, Tinley Park, IL owned approximately 24,141,165 shares (7.03%) and Friedmar & Co., Richmond, CA, owned approximately 21,605,479 shares (6.30%).

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Fund, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex includes 56 funds whose investment adviser is affiliated with the Fund's Adviser.

As of December 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Share.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


Name
Birthdate                                                                     Aggregate       Total
Address                                                                       Compensation    Compensation
Position With Trust          Principal Occupations                            From Trust      From Trust

                             for Past 5 Years                                                 and Fund Complex
John F. Donahue##*           Chief Executive Officer and Director or                   $0     $0 for the
Birthdate: July 28, 1924     Trustee of the Federated Fund Complex.                           Trust and
Federated Investors          Chairman and Director, Federated Investors,                      56 other
Tower                        Inc.; Chairman and Trustee, Federated                            investment
1001 Liberty Avenue          Advisers, Federated Management, and                              companies
Pittsburgh, PA               Federated Research; Chairman and Director,                       in the Fund
CHAIRMAN AND TRUSTEE         Federated Research Corp., and Federated                          Complex
                             Global Research Corp.; Chairman, Passport
                             Research, Ltd.

Thomas G. Bigley             Director or Trustee of the Federated Fund          $1,172.62     $111,222 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Trust and
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      56 other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
TRUSTEE                      Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund

                                                                                              Complex

John T. Conroy, Jr.          Director or Trustee of the Federated Fund          $1,290.07     $122,362 for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Trust and
Dept.                        John R. Wood and Associates, Inc.,                               56 other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

TRUSTEE

William J. Copeland          Director or Trustee of the Federated Fund          $1,290.07     $122,362 for
Birthdate: July 4, 1918      Complex; Director and Member of the                              the
One PNC Plaza-23rd Floor     Executive Committee, Michael Baker, Inc.;                        Trust and
Pittsburgh, PA               formerly: Vice Chairman and Director, PNC                        56 other
TRUSTEE                      Bank, N.A., and PNC Bank Corp.; Director,                        investment
                             Ryan Homes, Inc.                                                 companies

                                                                                              in the Fund

                             Retired: Director, United Refinery;                              Complex
                             Director, Forbes Fund; Chairman, Pittsburgh
                             Foundation; Chairman, Pittsburgh Civic

                             Light Opera.

James E. Dowd, Esq.          Director or Trustee of the Federated Fund          $1,290.07     $122,362 for
Birthdate: May 18, 1922      Complex; Attorney-at-law; Director, The                          the
571 Hayward Mill Road        Emerging Germany Fund, Inc.                                      Trust and
Concord, MA                                                                                   56 other
TRUSTEE                      Retired: President, Boston Stock Exchange,                       investment
                             Inc.; Regional Administrator, United States                      companies
                             Securities and Exchange Commission.                              in the Fund

                                                                                              Complex

Lawrence D. Ellis, M.D.*     Director or Trustee of the Federated Fund          $1,172.62     $111,222 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Trust and
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         56 other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               Presbyterian and Montefiore Hospitals;                           companies
TRUSTEE                      Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

Edward L. Flaherty,          Director or Trustee of the Federated Fund          $1,290.07     $122,362 for
Jr., Esq. #                  Complex; Attorney, of Counsel, Miller,                           the
Birthdate: June 18, 1924     Ament, Henny & Kochuba; Director, Eat'N                          Trust and
Miller, Ament, Henny &       Park Restaurants, Inc.; formerly: Counsel,                       56 other
Kochuba                      Horizon Financial, F.A., Western Region;                         investment
205 Ross Street              Partner, Meyer and Flaherty.                                     companies
Pittsburgh, PA                                                                                in the Fund
TRUSTEE                                                                                       Complex
Peter E. Madden              Director or Trustee of the Federated Fund          $1,172.62     $111,222 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Trust and
One Royal Palm Way           Court; President, State Street Bank and                          56 other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
TRUSTEE                      Retired: Director, VISA USA and VISA                             in the Fund
                             International; Chairman and Director,                            Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

John E. Murray, Jr.,         Director or Trustee of the Federated Fund          $1,172.62     $111,222 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Trust and
1932                         Murray.                                                          56 other
President, Duquesne                                                                           investment
University                   Retired: Dean and Professor of Law,                              companies
Pittsburgh, PA               University of Pittsburgh School of Law;                          in the Fund
TRUSTEE                      Dean and Professor of Law, Villanova                             Complex
                             University School of Law.

Wesley W. Posvar             Director or Trustee of the Federated Fund          $1,172.62     $111,222 for
Birthdate: September         Complex; President, World Society of                             the
14, 1925                     Ekistics, Athens; Professor, International                       Trust
1202 Cathedral of            Politics; Management Consultant; Trustee,                        56 other
Learning                     Carnegie Endowment for International Peace,                      investment
University of Pittsbugh      RAND Corporation, Online Computer Library                        companies
Pittsburgh, PA               Center, Inc., National Defense University                        in the Fund
TRUSTEE                      and U.S. Space Foundation; President                             Complex
                             Emeritus, University of Pittsburgh;
                             Founding Chairman, National Advisory
                             Council for Environmental Policy and
                             Technology, Federal Emergency Management
                             Advisory Board and Czech Management Center,

                             Prague.

                             Retired: Professor, United States Military
                             Academy; Professor, United States Air Force

                             Academy.

Marjorie P. Smuts            Director or Trustee of the Federated Fund          $1,172.62     $111,222 for
Birthdate: June 21, 1935     Complex; Public                                                  the
4905 Bayard Street           Relations/Marketing/Conference Planning.                         Trust and
Pittsburgh, PA                                                                                56 other
TRUSTEE                      Retired: National Spokesperson, Aluminum                         investment
                             Company of America; business owner.                              companies

                                                                                              in the Fund
                                                                                              Complex

Glen R. Johnson*             Trustee, Federated Investors, Inc.; staff                 $0     $0 for the
Birthdate: May 2, 1929       member, Federated Securities Corp.                               Trust and
Federated Investors                                                                           8 other
Tower                                                                                         investment
1001 Liberty Avenue                                                                           companies
Pittsburgh, PA                                                                                in the Fund
PRESIDENT AND TRUSTEE                                                                         Complex
J. Christopher               President or Executive Vice President of                  $0     $0 for the
Donahue##*.                  the Federated Fund Complex; Director or                          Trust and
                             Trustee of some of the Funds in the                              18 other
Birthdate: April 11,         Federated Fund Complex; President and                            investment
1949                         Director, Federated Investors, Inc.;                             companies
Federated Investors          President and Trustee, Federated Advisers,                       in the Fund
Tower                        Federated Management, and Federated                              Complex
1001 Liberty Avenue          Research; President and Director, Federated
Pittsburgh, PA               Research Corp. and Federated Global
EXECUTIVE                    VICE PRESIDENT Research Corp.; President,  Passport
                             Research,  Ltd.;  Trustee,   Federated  Shareholder
                             Services  Company;  Director,   Federated  Services
                             Company.




Edward C. Gonzales           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Trust and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                companies
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       in the Fund
Pittsburgh, PA               Advisers, Federated Management, Federated                        Complex
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

John W. McGonigle            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Trust and
1938                         President, Secretary, and Director,                              56 other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies
1001 Liberty Avenue          and Federated Research; Director, Federated                      in the Fund
Pittsburgh, PA               Research Corp. and Federated Global                              Complex
VICE PRESIDENT               Research Corp.; Director, Federated
                             Services Company; Director, Federated
                             Securities Corp.

Richard J. Thomas            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Trust and
1954                         Division, Federated Investors, Inc.;                             56 other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies
1001 Liberty Avenue          Federated Investors, Inc.                                        in the Fund
Pittsburgh, PA                                                                                Complex
TREASURER

Richard B. Fisher            President or Vice President of some of the                $0     $0 for the
Birthdate: May 17, 1923      Funds in the Federated Fund Complex;                             Trust and
Federated Investors          Director or Trustee of some of the Funds in                      6 other
Tower                        the Federated Fund Complex; Executive Vice                       investment
1001 Liberty Avenue          President, Federated Investors, Inc.;                            companies
Pittsburgh, PA               Chairman and Director, Federated Securities                      in the Fund
VICE PRESIDENT               Corp.                                                            Complex
Henry A. Frantzen            Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: November 28,      various other Funds in the Federated Fund                        Trust and
1942                         Complex; Executive Vice President,                               3 other
Federated Investors          Federated Investment Counseling, Federated                       investment
Tower                        Global Research Corp., Federated Advisers,                       companies
1001 Liberty Avenue          Federated Management, Federated Research,                        in the Fund
Pittsburgh, PA               and Passport Research, Ltd.; Registered                          Complex
CHIEF INVESTMENT OFFICER     Representative, Federated Securities Corp.;
                             Vice President, Federated Investors, Inc.;
                             Formerly: Executive Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Chief Investment Officer/Manager,
                             International Equities, Brown Brothers
                             Harriman & Co.; Managing Director, BBH
                             Investment Management Limited.
William D. Dawson, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: March 3, 1949     various other Funds in the Federated Fund                        [Trust/Corporation]
Federated Investors          Complex; Executive Vice President,                               and
Tower                        Federated Investment Counseling, Federated                       41 other
1001 Liberty Avenue          Global Research Corp., Federated Advisers,                       investment
Pittsburgh, PA               Federated Management, Federated Research,                        companies
CHIEF INVESTMENT OFFICER     and Passport Research, Ltd.; Registered                          in the Fund
                             Representative, Federated Securities Corp.;                      Complex
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice

                             President  and  Senior  Vice  President,  Federated
                             Investment   Counseling   Institutional   Portfolio
                             Management    Services   Division;    Senior   Vice
                             President,   Federated  Research  Corp.,  Federated
                             Advisers, Federated Management, Federated Research,
                             and Passport Research, Ltd.



     ## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

* Information is furnished for the fiscal year ended June 30, 1998.

     # The aggregate compensation is provided for the Trust which is comprised of one portfolio.

+ The information is provided for the last calendar year.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Average Aggregate Daily Net Assets of the Federated Fee Funds 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP, Boston, MA is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

For the Year ended

December 31, 1998                      1998           1997                1996
Advisory Fee Earned                       $     $2,113,857          $2,431,793
Advisory Fee Reduction                    $       $666,937            $775,483
Brokerage Commissions                     $

Administrative Fee                        $       $398,950            $459,537
Shareholder Services Fee                  $            ---               -----

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

Total returns given for the one-, five- and ten-year periods ended December 31, 1998.

Yield and Effective Yield given for the 30-day period ended December 31, 1998.

                       1 Year            5 Years            10 Years
Total Return
Yield
Effective Yield

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts,  graphs and  illustrations  using the Fund's  returns,  or returns in
   general,   that   demonstrate   investment   concepts  such  as  tax-deferred
   compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report

Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money

A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government Funds

In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

federated clients overview

Institutional Clients

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C.

Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

federated short-term U.S. GOVERNMENT trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Research

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company

P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

PART C.      OTHER INFORMATION.

Item 23.       EXHIBITS:

                       (a) Conformed copy of Declaration of Trust of the Registrant; (3) (b) Copy of By-Laws of the Registrant;
                       (1)

                             (i)     Copy of Amendment No. 1 to By-Laws; (2)
                             (ii)    Copy of Amendment No. 2 to By-Laws; (2)
                             (iii)   Copy of Amendment No. 3 to By-Laws; (8)
                             (iv)    Copy of Amendment No. 4 to By-Laws; (8)
                             (v)     Copy of Amendment No. 5 to By-laws; +
                             (vi)    Copy of Amendment No. 6 to By-Laws; +
                             (vii)   Copy of Amendment No. 7 to By-Laws; +
                       (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (2)

                       (d) Conformed copy of Investment Advisory Contract of the Registrant; (5)

                       (e)   (i)     Conformed Copy of Distributors Contract of
                                     the Registrant; (5)

                             (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995 (File Numbers 33-38550 and 811-6269); (7)




+       All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed March 4, 1987. (File Nos. 33-12322 and 811-5035)

2. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 1 on Form N-1A filed October 22, 1987. ..(File Nos. 33-12322 and 811-5035)

3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 10, 1987. (File Nos. 33-12322 and 811-5035)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed December 22, 1989. (File Nos. 33-12322 and 811-5035)

7. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 14 on Form N-1A filed February 24, 1995. (File Nos. 33-12322 and 811-5035)

8. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 19 on Form N-1A filed February 25, 1998. (File Nos. 33-12322 and 811-5035)

           (f)    Not applicable;

           (g)    (i)     Conformed Copy of the Custodian Agreement of the
                          Registrant; (7)

                  (ii)    Conformed Copy of Custody Fee Schedule; +
           (h)    (i)     Conformed copy of Amended and Restated Agreement for
                  Fund Accounting Services,    Administrative Services, Transfer
                  Agency  Services, and Custody Services Procurement;       +
                  (ii)    Conformed copy of the Amended and Restated
                   Shareholder Services Agreement; (+)

                             (iii) The responses described in Item 23(e)(ii) are hereby incorporated by reference;

                      (i)    Not applicable;

                      (j)    Conformed copy of Consent of Independent Public
                              Accountants;
                             (to be filed by amendment)

                      (k)    Not applicable;

                      (l) Conformed copy of Initial Capital  Understanding;  (3)
                      (m) Not applicable; (n) Copy of Financial Data Schedule; +
                      (o) Not applicable; (p) Conformed copy of Power of Attorney; +

+       All exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 10, 1987. (File Nos. 33-12322 and 811-5035)

7. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 14 on Form N-1A filed February 24, 1995. (File Nos. 33-12322 and 811-5035)

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND:

               None

Item 25.       INDEMNIFICATION:  (1)

Item 26.   Business and Other Connections of Investment Adviser:

           For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund "in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund ." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Susan R. Hill
                                                      Stephen A. Keen
                                                      Robert K. Kinsey
                                                      Robert M. Kowit
                                                      Jeff A. Kozemchak
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      Charles A. Ritter
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Paige M. Wilhelm
                                                      Jolanta M. Wysocka
                                                      Marc Halperin

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Robert E. Cauley
                                                      Lee R. Cunningham, II
                                                      B. Anthony Delserone, Jr.
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      John T. Gentry
                                                      William R. Jamison
                                                      Constantine Kartsonsas
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      John Sheehy
                                                      Michael W. Sirianni
                                                      Leonardo A. Vila
                                                      Lori A. Wolff
                                                      Gary Farwell

           Secretary:                                 Stephen A. Keen

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine I. Newcamp

           Assistant Treasurer:                       Richard B. Fisher

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in

           Part B of this Registration Statement.

ITEM 27.       PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Fund, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH FUND
Richard B. Fisher                   Director, Chairman, Chief
Federated Investors Tower           Executive Officer, Chief
1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice               Vice President
Federated Investors Tower           President,

1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Platt                     Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                         Federated Investors Tower
                                                   1001 Liberty Avenue
                                                   Pittsburgh, PA  15222-3779

                                                   Federated Investors Funds
                                                   5800 Corporate Drive
                                                   Pittsburgh, PA 15237-7000

Federated Shareholder Services Company             Federated Investors Tower
("Transfer Agent, Dividend                         1001 Liberty Avenue
Disbursing Agent and Portfolio                     Pittsburgh, PA 15222-3779

Recordkeeper")

Federated Administrative Services                  Federated Investors Tower
("Administrator")                                  1001 Liberty Avenue

Pittsburgh, PA  15222-3779

Federated Research                                 Federated Investors Tower
("Adviser")                                        1001 Liberty Avenue

                                                   Pittsburgh, PA  15222-3779

State Street Bank and Trust Company         P.O. Box 8600
("Custodian")                               Boston, MA 02266-8600

Item 29.       MANAGEMENT SERVICES: Not applicable.

Item 30.       UNDERTAKINGS:

            Registrant  hereby  undertakes  to  comply  with the  provisions  of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of Special shareholder meetings by shareholders.

                                          SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 21st day of December, 1998.

                          FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

                      BY: /s/ Matthew S. Hardin
                      Matthew S. Hardin, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      December 21, 1998

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                DATE

By:  /s/ Matthew S. Hardin               Attorney In Fact     December 21, 1998
     Matthew S. Hardin                   For the Persons
     ASSISTANT SECRETARY                 Listed Below

     NAME                                   TITLE

John F. Donahue*                            Chairman and Trustee

                            (Chief Executive Officer)

Glen R. Johnson*                            President and Trustee

Richard J. Thomas*                          Treasurer

                            (Principal Financial and
                               Accounting Officer)

William D. Dawson III                       (Chief Investment Officer)

Thomas G. Bigley*                           Trustee

John T. Conroy, Jr.*                        Trustee

William J. Copeland*                        Trustee

James E. Dowd*                              Trustee

Lawrence D. Ellis, M.D.*                    Trustee

Edward L. Flaherty, Jr.*                    Trustee

Peter E. Madden*                            Trustee

John E. Murray, Jr., J.D., S.J.D.*       Trustee

Wesley W. Posvar*                           Trustee

Marjorie P. Smuts*                          Trustee

* By Power of Attorney